Condensed Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
January 31, 2020 at Jan. 31, 2019		$ 20	$ 7		$ 11,694,325	$ (17,689,307)	$ (5,994,955)
Common Stock Adjustments for Reverse Splits					7,315		7,315
Balance at beginning (in shares) at Jan. 31, 2019		20,000	6,750	151
Conversion of Notes Payable and Accrued Interest to Common Stock				$ 1	992,443		992,444
Conversion of Notes Payable to Common Stock (in shares)				536,613
Derivative Liability Reclassified as Equity Upon Conversion of notes					755,253		755,253
Net (Loss)						(3,879,846)	(3,879,846)
January 31, 2021 at Jan. 31, 2020		$ 20	$ 7	$ 1	13,449,336	(21,569,153)	(8,119,789)
Shares, Outstanding, Ending Balance at Jan. 31, 2020		20,000	6,750	538,464
Conversion of Notes Payable and Accrued Interest to Common Stock					3,399		3,399
Conversion of Notes Payable to Common Stock (in shares)				82,361
Derivative Liability Reclassified as Equity Upon Conversion of notes					8,104		8,104
Exchange of Debt					9,105		9,105
Exchange of Debt (in shares)			250
Net (Loss)						1,186,898	1,186,898
January 31, 2021 at Apr. 30, 2020		$ 20	$ 7	$ 1	13,469,944	(20,382,255)	(6,912,283)
Shares, Outstanding, Ending Balance at Apr. 30, 2020		20,000	7,000	620,825
January 31, 2020 at Jan. 31, 2020		$ 20	$ 7	$ 1	13,449,336	(21,569,153)	(8,119,789)
Balance at beginning (in shares) at Jan. 31, 2020		20,000	6,750	538,464
Net (Loss)							1,581,860
January 31, 2021 at Jul. 31, 2020		$ 20	$ 7	$ 1	13,489,681	(19,987,293)	(6,497,584)
Shares, Outstanding, Ending Balance at Jul. 31, 2020	0	20,000	7,000	904,972
January 31, 2020 at Jan. 31, 2020		$ 20	$ 7	$ 1	$ 13,449,336	$ (21,569,153)	$ (8,119,789)
Balance at beginning (in shares) at Jan. 31, 2020		20,000	6,750	538,464
Issuance of Class C Shares In Exchange of Debt					9,105		9,105
Common Stock Issued as Payment for Fees				$ 350,000			$ 18,900
Common Stock Issued as Payment for Fees (in shares)				175,000			45,000
Issuance of Class C Shares to Repay Accrued Expenses Related Party					$ 11,177		$ 11,177
Conversion of Notes Payable and Accrued Interest to Common Stock					44,736		44,736
Conversion of Notes Payable to Common Stock (in shares)				624,847
Derivative Liability Reclassified as Equity Upon Conversion of notes					20,185		20,185
Issuance of Class C Shares as Part of Debt Settlement					20,290		20,290
Net (Loss)						1,187,176	1,187,176
Issuance of Common Shares in Reg A Offering					350,000		350,000
Issuance of Common Shares as fees for loans					35,060		35,060
January 31, 2021 at Jan. 31, 2021		$ 20	$ 7	$ 1	14,291,759	(20,381,977)	(6,090,190)
Shares, Outstanding, Ending Balance at Jan. 31, 2021		20,000	7,250	1,427,163
Issuance of 5500 Warrants for Broker’s fees					13,470		13,470
Issuance of Common Shares to Repay Accrued Expenses Related Party					$ 18,900		$ 18,900
Issuance of 950,000 Warrants as Part of Debt Settlement					351,500		351,500
Legal costs of Reg A subscription					$ (32,000)		$ (32,000)
January 31, 2020 at Apr. 30, 2020		$ 20	$ 7	$ 1	13,469,944	(20,382,255)	(6,912,283)
Balance at beginning (in shares) at Apr. 30, 2020		20,000	7,000	620,825
Conversion of Notes Payable and Accrued Interest to Common Stock					7,656		7,656
Conversion of Notes Payable to Common Stock (in shares)				284,187
Derivative Liability Reclassified as Equity Upon Conversion of notes					12,081		12,081
Net (Loss)						394,962	394,962
January 31, 2021 at Jul. 31, 2020		$ 20	$ 7	$ 1	13,489,681	(19,987,293)	(6,497,584)
Shares, Outstanding, Ending Balance at Jul. 31, 2020	0	20,000	7,000	904,972
January 31, 2020 at Jan. 31, 2021		$ 20	$ 7	$ 1	14,291,759	(20,381,977)	(6,090,190)
Balance at beginning (in shares) at Jan. 31, 2021		20,000	7,250	1,427,163
Common Stock Issued as Payment for Fees					107,500		107,500
Common Stock Issued as Payment for Fees (in shares)				50,000
Issuance of Common Stock as Part of REG A Subscription				$ 1	2,194,499		2,194,500
Issuance of Common Stock as Part of REG A (in shares)				1,097,250
Rounding				$ 1			1
Net (Loss)						(567,557)	(567,557)
January 31, 2021 at Apr. 30, 2021		$ 20	$ 7	$ 3	16,593,758	(20,949,534)	(4,355,746)
Shares, Outstanding, Ending Balance at Apr. 30, 2021		20,000	7,250	2,574,413
January 31, 2020 at Jan. 31, 2021		$ 20	$ 7	$ 1	14,291,759	(20,381,977)	(6,090,190)
Balance at beginning (in shares) at Jan. 31, 2021		20,000	7,250	1,427,163
Net (Loss)							(2,319,806)
January 31, 2021 at Jul. 31, 2021		$ 20	$ 7	$ 3	17,530,799	(22,701,783)	(5,170,954)
Shares, Outstanding, Ending Balance at Jul. 31, 2021		20,000	7,250	2,800,973
January 31, 2020 at Apr. 30, 2021		$ 20	$ 7	$ 3	16,593,758	(20,949,534)	(4,355,746)
Conversion of Notes Payable and Accrued Interest and Fees to Common Stock					59,100		59,100
Conversion of Notes Payable and Accrued Interest to Common Stock, shares				30,000
Issuance of shares					200,500		200,500
Relative fair value of equity issued with debt					59,801		59,801
Relative fair value of equity issued with debt (in shares)				91,810
Issuance of warrants					600,000		600,000
Issuance of share				104,750
Balance at beginning (in shares) at Apr. 30, 2021		20,000	7,250	2,574,413
Derivative Liability Reclassified as Equity Upon Conversion of notes					17,640		17,640
Net (Loss)						(1,752,249)	(1,752,249)
January 31, 2021 at Jul. 31, 2021		$ 20	$ 7	$ 3	$ 17,530,799	$ (22,701,783)	$ (5,170,954)
Shares, Outstanding, Ending Balance at Jul. 31, 2021		20,000	7,250	2,800,973